SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
LONG-TERM MUNICIPAL BONDS — 94.1%
City of New York (City Budget Financial Management) GO, Series G, 5.00% due 8/1/2030	$1,000,000	$ 1,117,040
City of New York GO,
Series A, 5.00% due 8/1/2039	1,000,000	1,272,260
Series F1, 5.00% due 4/1/2037	940,000	1,166,521
Erie County (City School District of the City Buffalo Project) (State Aid Withholding) IDA, 5.00% due 5/1/2032	500,000	687,510
Erie County Fiscal Stability Authority, Series D, 5.00% due 9/1/2034	850,000	1,060,307
Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2028 - 7/1/2036	1,500,000	1,714,655
Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,213,720
Long Island Power Authority (Electric System Capital Improvements; Insured: AGC), Series C, 5.25% due 9/1/2029	645,000	838,255
Metropolitan Transportation Authority, Series D-1, 5.00% due 11/15/2031	1,000,000	1,179,010
Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	600,000	624,540
Monroe County (Monroe Community College Association, Inc.; Insured: AGM) IDC, 5.00% due 1/15/2028 - 1/15/2029	550,000	608,753
Monroe County (Rochester City School District) (State Aid Withholding) IDC, 5.00% due 5/1/2033	620,000	776,941
Nassau County (Insured: BAM) GO, Series B, 5.00% due 4/1/2026	1,000,000	1,083,660
Nassau County Sewer & Storm Water Finance Authority (Sewerage and Storm Water Resource Facilities), Series A, 5.00% due 10/1/2021 - 10/1/2031	1,675,000	1,883,569
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series A1, 5.00% due 8/1/2038	1,000,000	1,253,910
Series A2, 5.00% due 5/1/2039	1,000,000	1,271,270
New York State Dormitory Authority, Series A, 5.00% due 2/15/2032	1,000,000	1,229,140
New York State Dormitory Authority (Barnard College), Series A, 4.00% due 7/1/2024 - 7/1/2025	350,000	391,435
New York State Dormitory Authority (Columbia University Teachers College), Series A, 5.00% due 7/1/2027	750,000	785,092
New York State Dormitory Authority (Green Bond-Cornell University), Series D, 5.00% due 7/1/2036	500,000	749,105
New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	1,500,000	1,603,710
New York State Dormitory Authority (Northwell Health Obligated Group), Series A, 5.00% due 5/1/2033	100,000	126,502
New York State Dormitory Authority (School District Financing Program) (State Aid Withholding), Series C, 5.00% due 10/1/2023	575,000	635,386
New York State Dormitory Authority (School District Financing Program; Insured: AGM) (State Aid Withholding),
Series A, 5.00% due 10/1/2028	200,000	229,094
Series H,
5.00% due 10/1/2024	480,000	485,808
5.00% due 10/1/2024 (pre-refunded 10/1/2021)	520,000	526,261
New York State Dormitory Authority (St. John’s University), Series A, 5.00% due 7/1/2026	300,000	362,430
New York State Dormitory Authority (St. John’s University; Insured: Natl-Re), Series C, 5.25% due 7/1/2022	1,000,000	1,050,270
New York State Dormitory Authority (State Aid Withholding), Series A, 5.00% due 10/1/2033	100,000	123,887
New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	500,000	596,040
New York State Dormitory Authority (State of New York Sales Tax Revenue), Series A, 5.00% due 3/15/2033	500,000	608,225
New York State Environmental Facilities Corp. (State of New York State Revolving Fund),
5.00% due 5/15/2025	250,000	283,730
Series E, 5.00% due 6/15/2038	250,000	310,367
New York State Thruway Authority,
Series J, 5.00% due 1/1/2033	325,000	360,695
Series N, 5.00% due 1/1/2035	250,000	322,215
Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2025 - 7/1/2032	855,000	1,004,523
Onondaga Civic Development Corp. (State University of New York Upstate Medical University), 5.50% due 12/1/2031 (pre-refunded 12/1/2021)	1,000,000	1,022,190
Port Authority of New York & New Jersey AMT, 5.00% due 11/1/2039	200,000	251,764
Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031 (pre-refunded 10/15/2024)	2,250,000	2,592,558
State of New York Mortgage Agency, Series 223, 2.65% due 10/1/2034	450,000	469,030
Tompkins County Development Corp. (Ithaca College Project), 5.00% due 7/1/2034 - 7/1/2037	820,000	978,692
Town of Hempstead GO, 5.00% due 8/15/2025	250,000	296,270
Triborough Bridge & Tunnel Authority, Series D, 5.00% due 11/15/2033	250,000	333,275
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels),
Series A,
5.00% due 11/15/2028 (pre-refunded 5/15/2024)	1,000,000	1,134,720
5.00% due 11/15/2029	1,000,000	1,131,850
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series A, 5.00% due 9/1/2038	250,000	319,430
Utility Debt Securitization Authority, Series A, 5.00% due 12/15/2026	350,000	404,463
Utility Debt Securitization Authority (Long Island Power Authority-Electric Service), Series TE, 5.00% due 12/15/2029 - 12/15/2030	2,000,000	2,223,720
West Seneca Central School District (Facilities Improvements; Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2023	1,300,000	1,443,273
Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2029 - 7/1/2034	450,000	511,650
Western Nassau County Water Authority (Green Bonds), Series A, 4.00% due 4/1/2040 - 4/1/2041	475,000	574,618
TOTAL LONG-TERM MUNICIPAL BONDS — 94.1% (Cost $40,590,920)		$43,223,339

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Municipal Fund	June 30, 2021 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	SHORT-TERM MUNICIPAL BONDS — 1.5%
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.), Series AA1, 0.03% due 6/15/2050 (put 7/1/2021)	$ 700,000	$ 700,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 1.5% (Cost $700,000)		$700,000
	Total Investments — 95.6% (Cost $41,290,920)		$43,923,339
	Other Assets Less Liabilities — 4.4%		2,039,047
	Net Assets — 100.0%		$45,962,386

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
Natl-Re	Insured by National Public Finance Guarantee Corp.
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Municipal Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.